Director
Securities Operations

CERTNYS

1-33536

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

June 15, 2007

Ms. Kim Parris
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Parris:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, THE GABELLI HEALTHCARE & WELLNESS Rx TRUST, Common Shares of Beneficial Interest and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 15, 2007. Tentative listing date – June 19, 2007.

Sincerely,

[signature]

END

1391437